STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Net Cash Provided by (Used in) Operating Activities
Net Loss	$ (6,516,258)	$ (6,243,590)
Issuance of stock for services	0	750
Issuance of stock for Termination fee	0	5
Cancellation of stock issued for services	0	(15,220)
Depreciation	394	256
Stock-based compensation	11,600	324
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	11,994	(13,885)
(Increase) Decrease in Operating Assets
Prepaid expense and deposits - period	8,678	(13,757)
Accounts Receivable - Other	(6,000)	0
Increase (Decrease) in Operating Assets	2,678	(13,757)
Increase (Decrease) in Operating Liabilities
Accounts payable - period	(9,853)	773,409
Accrued expenses - period	6,386,436	5,332,867
Increase (Decrease) in Operating Liabilities	6,376,583	6,106,276
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	6,391,255	6,078,634
Net Cash Provided by (Used in) Operating Activities	(125,003)	(164,956)
Net Cash Provided by (Used in) Investing Activities
Lease deposit	0	0
Purchase of property and equipment	0	(1,006)
Net Cash Provided by (Used in) Investing Activities	0	(1,006)
Net Cash Provided by (Used in) Financing Activities
Bank indebtedness, for the period	0	(528)
Proceeds from related party loan	98,214	252,914
Repayment of related party loan	0	(32,619)
Due to related party	0	800
Net Cash Provided by (Used in) Financing Activities	98,214	220,567
Net Decrease in Cash	(26,789)	54,605
Cash, Beginning of Period	27,160	0
Cash, End of Period	$ 371	$ 54,605